VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

6.VARIABLE INTEREST ENTITIES

The Company utilizes VIEs in the normal course of business to support the Company’s financing needs (“Credit Facility Vehicles”) and to conduct the Company’s title business (“Title Companies”). The Company determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with the VIE and reconsider that conclusion on an on-going basis. See “Note 1 — Description of Business and Accounting Policies” for further discussion of the Company’s “Consolidation of Variable Interest Entities” policy.

Credit Facility Vehicles

The Company established certain special purpose entities (“SPEs”) for the purpose of financing the Company’s purchase and renovation of real estate inventory through the issuance of senior revolving credit facility debt and mezzanine term debt. The Company is the primary beneficiary of the various VIEs within these financing structures and consolidates these VIEs. The Company is determined to be the primary beneficiary based on its power to direct the activities that most significantly impact the economic outcomes of the SPEs through its role in designing the SPEs and managing the real estate inventory they purchase and sell. The Company has a potentially significant variable interest in the entities based upon the equity interest the Company holds in the VIEs.

The following table summarizes the assets and liabilities related to the VIEs consolidated by the Company from the Company’s Credit Facility Vehicles as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,	December 31,
	2020	2019
Assets
Cash and cash equivalents	$15,849	$86,526
Restricted cash	81,408	268,368
Real estate inventory	460,680	1,312,194
Other(1)	6,729	25,793
Total assets	$564,666	$1,692,881
Liabilities
Credit facilities	$474,640	$1,264,913
Other(2)	3,394	14,983
Total liabilities	$478,034	$1,279,896

(1)Includes escrow receivable and other current assets.

The creditors of the VIEs generally do not have recourse to the Company’s general credit solely by virtue of being creditors of the VIEs, with the exception of limited guarantees provided by an Opendoor subsidiary for credit facilities. See “Note 7 — Credit Facilities and Long-Term Debt” for further discussion of the recourse obligations with respect to the credit facility vehicles.